Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,955,000
Previously Paid Amount	0.00
Total Fee Amount	299.31
Total Offset Amount	0.00
Net Fee	299.31
Narrative - Max Aggregate Offering Price	$ 1,955,000
Final Prospectus	true